Stockholders' Equity (Details) - USD ($)				6 Months Ended		12 Months Ended
	Oct. 29, 2024	Aug. 19, 2024	Mar. 05, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Feb. 13, 2024	Dec. 01, 2021	Aug. 13, 2021
Stockholders Equity [Line Items]
Authorized share capital (in Shares)				250,000,000		250,000,000
Common stock, shares authorized (in Shares)				200,000,000		200,000,000	200,000,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)				50,000,000		50,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001
Reverse stock split		the Company’s board of directors approved a one-for-twenty (1:20) reverse stock split of the Company’s issued and outstanding shares of common stock.
Equity issuance costs (in Dollars)					$ 255,288	$ 255,288
Net proceed from initial public offering (in Dollars)				$ 4,632,275		4,632,275
Fair value per share	$ 2.999
Exercise price, per share									$ 0.8
Aggregate gross proceeds (in Dollars)	$ 4,998,464					$ 398,442
Stock issued during period value exercise of prefunded warrants (in Dollars)	$ 4,999,998
Cash fee				4.00%		4.00%
Offerings costs (in Dollars)				$ 366,189		$ 366,189
Exercises of options (in Dollars)							$ 70,889
Weighted average time expiration term				11 months 15 days		1 year 5 months 15 days
Underwriter warrants expire date				Jun. 15, 2026
Pre Funded Warrants [Member]
Stockholders Equity [Line Items]
Fair value per share	$ 3
Warrant purchase (in Shares)	1,533,852
Exercise price, per share	$ 0.0001
Underwriter Warrants [Member]
Stockholders Equity [Line Items]
Warrant purchase (in Shares)				4,500		4,500
Exercise price, per share				$ 200		$ 200
Commencing effective date				180 days		180 days
Fair value (in Dollars)								$ 400,000
Lender Warrant [Member]
Stockholders Equity [Line Items]
Warrant purchase (in Shares)											625
Exercise price, per share				$ 160		$ 160					$ 160
Warrant term				6 years 1 month 13 days		6 years 7 months 13 days
Stock Options [Member]
Stockholders Equity [Line Items]
Exercises of options (in Dollars)
ATM Agreement [Member]
Stockholders Equity [Line Items]
Offering price (in Dollars)			$ 1,500,000
Sale of shares (in Shares)						199,004
Gross proceeds (in Dollars)						$ 1,494,000
Equity issuance costs (in Dollars)						255,000
Net proceed from initial public offering (in Dollars)						$ 1,239,000
Private Placement [Member] | PIPE Warrants [Member]
Stockholders Equity [Line Items]
Warrant purchase (in Shares)										65,625
Exercise price, per share										$ 260
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock, par value	$ 0.0001
Issuance of shares (in Shares)	132,814					132,814
Issued shares (in Shares)							3,545
Exercises of options (in Dollars)
Common Stock [Member] | Stock Options [Member]
Stockholders Equity [Line Items]
Issued shares (in Shares)							3,545
Exercises of options (in Dollars)							$ 70,889